Pioneer Disciplined
Growth Fund

Schedule of Investments| May 31, 2019

Ticker Symbols:
Class A         PINDX
Class C         INDCX
Class Y         INYDX

Schedule of Investments | 5/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.4% of Net Assets
	Aerospace & Defense - 1.4%
100,794	Raytheon Co.	$17,588,553
	Total Aerospace & Defense	$17,588,553
	Air Freight & Logistics - 1.2%
98,108	FedEx Corp.	$15,136,102
	Total Air Freight & Logistics	$15,136,102
	Auto Components - 0.9%
166,602	Aptiv Plc	$10,669,192
	Total Auto Components	$10,669,192
	Banks - 0.9%
54,137(a)	SVB Financial Group	$10,903,192
	Total Banks	$10,903,192
	Beverages - 1.8%
173,954	PepsiCo., Inc.	$22,266,112
	Total Beverages	$22,266,112
	Capital Markets - 5.7%
42,943	BlackRock, Inc.	$17,845,393
365,705	Charles Schwab Corp.	15,216,985
473,216	Intercontinental Exchange, Inc.	38,903,088
	Total Capital Markets	$71,965,466
	Chemicals - 0.4%
29,187	Ecolab, Inc.	$5,373,035
	Total Chemicals	$5,373,035
	Commercial Services & Supplies - 1.1%
128,609	Waste Management, Inc.	$14,063,394
	Total Commercial Services & Supplies	$14,063,394
	Communications Equipment - 1.1%
56,935(a)	Arista Networks, Inc.	$13,925,732
	Total Communications Equipment	$13,925,732
	Containers & Packaging - 0.6%
114,385	Ball Corp.	$7,022,095
	Total Containers & Packaging	$7,022,095
	Electrical Equipment - 1.6%
336,781	Emerson Electric Co.	$20,287,687
	Total Electrical Equipment	$20,287,687
	Electronic Equipment, Instruments & Components - 1.2%
154,744	CDW Corp.	$15,233,000
	Total Electronic Equipment, Instruments & Components	$15,233,000
	Entertainment - 0.3%
63,487(a)	Live Nation Entertainment, Inc.	$3,861,279
	Total Entertainment	$3,861,279
	Equity Real Estate Investment Trusts (REITs) - 3.9%
165,932	Digital Realty Trust, Inc.	$19,533,515
21,338	Essex Property Trust, Inc.	6,225,148
83,819	Prologis, Inc.	6,174,946
101,855	Simon Property Group, Inc.	16,509,677
	Total Equity Real Estate Investment Trusts (REITs)	$48,443,286
	Food & Staples Retailing - 1.3%
69,148	Costco Wholesale Corp.	$16,566,478
	Total Food & Staples Retailing	$16,566,478
	Health Care Equipment & Supplies - 3.5%
78,705(a)	ABIOMED, Inc.	$20,614,414
11,828	Cooper Cos., Inc.	3,522,260
173,256	ResMed, Inc.	19,771,975
	Total Health Care Equipment & Supplies	$43,908,649
	Health Care Providers & Services - 6.1%
119,401	Humana, Inc.	$29,236,529
83,179(a)	Laboratory Corp. of America Holdings	13,525,737
139,507	UnitedHealth Group, Inc.	33,732,793
	Total Health Care Providers & Services	$76,495,059
	Health Care Technology - 1.3%
224,493	Cerner Corp.	$15,707,775
	Total Health Care Technology	$15,707,775
	Insurance - 4.9%
158,840	Marsh & McLennan Cos., Inc.	$15,185,104
587,480	Progressive Corp.	46,575,415
	Total Insurance	$61,760,519
	Interactive Media & Services - 5.9%
40,559(a)	Alphabet, Inc.	$44,878,533
10,676(a)	Alphabet, Inc., Class C	11,782,354
94,344(a)	Facebook, Inc.	16,743,230
1,700(a)	Pinterest, Inc.	42,364
	Total Interactive Media & Services	$73,446,481
Shares		Value
	Internet & Direct Marketing Retail - 6.8%
37,130(a)	Amazon.com, Inc.	$65,908,349
11,260(a)	Booking Holdings, Inc.	18,649,037
	Total Internet & Direct Marketing Retail	$84,557,386
	IT Services - 8.7%
252,781	Accenture Plc	$45,012,713
234,095(a)	PayPal Holdings, Inc.	25,691,926
231,337	Visa, Inc.	37,321,598
	Total IT Services	$108,026,237
	Life Sciences Tools & Services - 0.7%
11,078(a)	Mettler-Toledo International, Inc.	$8,010,391
	Total Life Sciences Tools & Services	$8,010,391
	Machinery - 2.3%
91,112	Stanley Black & Decker, Inc.	$11,591,269
216,524	Xylem, Inc.	16,070,411
	Total Machinery	$27,661,680
	Multiline Retail - 0.5%
52,086	Dollar General Corp.	$6,629,506
	Total Multiline Retail	$6,629,506
	Oil, Gas & Consumable Fuels - 0.7%
106,546	EOG Resources, Inc.	$8,723,986
	Total Oil, Gas & Consumable Fuels	$8,723,986
	Pharmaceuticals - 2.6%
109,604	Eli Lilly & Co.	$12,707,488
186,800	Novo Nordisk AS (A.D.R.)	8,816,960
112,670	Zoetis, Inc.	11,385,303
	Total Pharmaceuticals	$32,909,751
	Road & Rail - 1.6%
53,647	Kansas City Southern	$6,077,132
68,900	Norfolk Southern Corp.	13,445,146
	Total Road & Rail	$19,522,278
	Semiconductors & Semiconductor Equipment - 1.2%
207,403(a)	Advanced Micro Devices, Inc.	$5,684,916
47,034	Lam Research Corp.	8,212,607
	Total Semiconductors & Semiconductor Equipment	$13,897,523
	Software - 17.2%
193,075(a)	Adobe, Inc.	$52,304,017
73,467	Intuit, Inc.	17,988,395
804,856	Microsoft Corp.	99,544,590
297,190(a)	salesforce.com, Inc.	44,997,538
	Total Software	$214,834,540
	Specialty Retail - 6.3%
319,875	Home Depot, Inc.	$60,728,269
362,276	TJX Cos., Inc.	18,218,860
	Total Specialty Retail	$78,947,129
	Technology Hardware, Storage & Peripherals - 4.4%
242,676	Apple, Inc.	$42,485,287
213,154	NetApp, Inc.	12,618,717
	Total Technology Hardware, Storage & Peripherals	$55,104,004
	Textiles, Apparel & Luxury Goods - 0.4%
57,847	PVH Corp.	$4,927,986
	Total Textiles, Apparel & Luxury Goods	$4,927,986
	Trading Companies & Distributors - 0.9%
101,401(a)	United Rentals, Inc.	$11,164,250
	Total Trading Companies & Distributors	$11,164,250
	TOTAL COMMON STOCKS
	(Cost $1,081,244,896)	$1,239,539,733
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3% of Net Assets
1,325,000(b)	U.S. Treasury Bills, 6/4/19	$1,324,917
3,170,000(b)	U.S. Treasury Bills, 7/2/19	3,164,119
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $4,488,569)	$4,489,036
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $1,085,733,465)	$1,244,028,769
	OTHER ASSETS AND LIABILITIES - 0.3%	$3,515,720
	NET ASSETS - 100.0%	$1,247,544,489

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,239,539,733	$–	$–	$1,239,539,733
U.S. Government and Agency Obligations	–	4,489,036	–	4,489,036
Total Investments in Securities	$1,239,539,733	$4,489,036	$–	$1,244,028,769

During the nine months ended May 31, 2019, there were no transfers between Levels 1, 2 and 3.